29. Financial income (expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Financial Income
Financial income (expenses)
	2019	2018	2017
Financial expenses
Interest and charges on borrowings and financing – local currency	(331,367)	(332,149)	(289,780)
Interest and charges on borrowings and financing – foreign currency	(165,421)	(171,686)	(119,100)
Other financial expenses (i)	(344,508)	(187,563)	(97,533)
Income tax over international remittance	(17,650)	(19,779)	(17,901)
Inflation adjustment on borrowings and financing (ii)	(44,802)	(66,183)	(62,787)
Other inflation adjustments (i)	(107,584)	(45,193)	(50,941)
Interest and inflation adjustments on provisions (iii)	(162,093)	14,586	(50,238)
Total financial expenses	(1,173,425)	(807,967)	(688,280)

Financial income
Inflation adjustment gains (iv)	91,180	105,952	89,010
Income on short-term investments (v)	151,622	187,094	195,992
Interest income (vi)	150,054	175,939	57,166
Cofins and Pasep	(20,028)	(22,693)	(16,366)
Other	14	10	442
Total financial income	372,842	446,302	326,244

Financial income (expenses), net before exchange rate changes	(800,583)	(361,665)	(362,036)

Exchange gains (losses)
Exchange rate changes on borrowings and financing (vii)	(233,960)	(915,897)	(96,300)
Exchange rate changes on assets	863	13,235	336
Other exchange rate changes	(1)	(9)	(54)
Exchange rate changes, net	(233,098)	(902,671)	(96,018)

Financial income (expenses), net	(1,033,681)	(1,264,336)	(458,054)

(i)	Increase in recognition of interest on Public-Private Partnership (PPP) contracts, due to the beginning of the the service provision of São Lourenço Production System (SPSL), on July 10, 2018.
(ii)	Decrease of R$ 21.4 milion in monetary variation derives mainly on local borrowings and financing, mainly in debentures, due to the amortization of the 15th and 17th debentures issue and the decrease of the TJLP from 6.98% in 2018 to 5.57% in 2019.
(iii)	Lawsuits accrued interest and monetary restatement due to inflation in Brazil. The increase in interest and monetary restatement on lawsuits is due to a change in the expectations regarding unfavorable outcome of the court cases against the Company.
(iv)	The monetary variations gains decreased mainly due to the higher restatement on escrow deposits.
(v)	The decrease is a result of the reduction in the CDI rate, of 6.42% p.a. in 2019 and 5.96% p.a. in 2018. The average balance applied in 2019 was R$ 2.199 billion, compared to R$ 2.972 billion in 2018.
(vi)	The increase in interest income is mainly due to the recognition of interest on installment agreements with customers, in 2018
(vii)	Decrease of R$ 681.9 million in exchange rate changes on borrowings and financing mainly due to the lower appreciation of the U.S. dolar and the Yen against the Real in 2019 (4.0% and 5.3%, respectively), compared to appreciation presented in 2018 (17.1% and 20.0, respectively).